Share Based Compensation (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 22, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Noncash Expense	$ 11,888	$ 128,775
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options issued			2,000,000
Share-Based Payment Arrangement, Noncash Expense	$ 11,888
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units issued			300,000
Additional paid in capital			$ 30,000